UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05364
American High-Income Trust
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class A
| AHITX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.72% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class C
| AHTCX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class T
| TAHIX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFTTSRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-1
| AHTFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 36	0.72% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net
assets
)
*Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-2
| AHIFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net
assets
)
*Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-3
| HIGFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net
assets
)
*Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-A
| CITAX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.72% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of
net
assets)
*Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-C
| CITCX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 74	1.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-E
| CITEX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 46	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-T
| TAIHX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.49% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-1
| CITFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 27	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-2
| FAHHX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-3
| FTAHX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-1
| RITAX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-2
| RITBX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 71	1.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-2E
| RTEHX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 57	1.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MF2ESRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-3
| RITCX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.97% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-4
| RITEX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-5E
| RITHX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 24	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-5
| RITFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-021-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-6
| RITGX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-021-0525 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American High-Income Trust®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended March 31, 2025
Lit. No. MFGEFP2-021-0525 © 2025 Capital Group. All rights reserved.

Investment portfolio March 31, 2025unaudited

Bonds, notes & other debt instruments 86.11%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 85.71%
Communication services 13.29%
	CBS Corp. 7.875% 7/30/2030	USD3,200	$3,517
	CCO Holdings, LLC 5.50% 5/1/2026[1]	2,094	2,092
	CCO Holdings, LLC 5.125% 5/1/2027[1]	9,878	9,737
	CCO Holdings, LLC 5.00% 2/1/2028[1]	33,822	32,852
	CCO Holdings, LLC 5.375% 6/1/2029[1]	15,126	14,649
	CCO Holdings, LLC 6.375% 9/1/2029[1]	7,900	7,883
	CCO Holdings, LLC 4.75% 3/1/2030[1]	55,972	51,963
	CCO Holdings, LLC 4.50% 8/15/2030[1]	61,829	56,337
	CCO Holdings, LLC 4.25% 2/1/2031[1]	82,766	73,413
	CCO Holdings, LLC 7.375% 3/1/2031[1]	1,690	1,718
	CCO Holdings, LLC 4.75% 2/1/2032[1]	47,548	42,274
	CCO Holdings, LLC 4.50% 5/1/2032	70,804	61,514
	CCO Holdings, LLC 4.50% 6/1/2033[1]	63,198	53,948
	CCO Holdings, LLC 4.25% 1/15/2034[1]	85,955	70,762
	Charter Communications Operating, LLC 5.25% 4/1/2053	14,125	11,422
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	26,330	22,665
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	8,000	6,617
	Cogent Communications Group, LLC 3.50% 5/1/2026[1]	8,445	8,241
	Connect Finco SARL 9.00% 9/15/2029[1]	136,114	124,269
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	14,350	13,470
	Consolidated Communications, Inc. 6.50% 10/1/2028[1]	2,000	1,933
	CSC Holdings, LLC 5.50% 4/15/2027[1]	24,270	22,492
	CSC Holdings, LLC 5.375% 2/1/2028[1]	2,425	2,071
	CSC Holdings, LLC 3.375% 2/15/2031[1]	1,000	717
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 9.00% 4/15/2027[2,3]	8,125	7,661
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.819% 1/18/2028[2,3]	38,689	37,654
	Cumulus Media New Holdings, Inc. 8.00% 7/1/2029[1]	7,000	2,415
	Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028[2,4]	692	628
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	99,167	96,190
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.552% 8/2/2027[2,3]	3,743	3,754
	DISH Network Corp. 11.75% 11/15/2027[1]	239,609	252,476
	EchoStar Corp. 10.75% 11/30/2029	172,348	181,250
	EchoStar Corp. 6.75% PIK or 6.75% Cash 11/30/2030[4]	42,949	39,024
	Embarq, LLC 7.995% 6/1/2036	104,011	40,867
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	7,775	7,773
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	37,860	37,386
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	88,558	89,073
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	42,121	42,167
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	70,618	70,829
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	9,875	10,410
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	5,225	5,570
	Gray Media, Inc. 7.00% 5/15/2027[1]	3,825	3,754
	Gray Media, Inc. 10.50% 7/15/2029[1]	95,595	99,685
	Gray Media, Inc. 4.75% 10/15/2030[1]	13,162	8,361
	Gray Media, Inc. 5.375% 11/15/2031[1]	58,930	36,863
	Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.437% 12/1/2028[2,3]	6,091	5,601
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.573% 6/4/2029[2,3]	28,436	27,583
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	158,063	150,561
	Lamar Media Corp. 3.625% 1/15/2031	10,350	9,259
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	11,500	8,423
	Ligado Networks, LLC 17.50% PIK 11/1/2023[1,4,5,6]	61,154	19,264
	Ligado Networks, LLC, Term Loan, 17.50% PIK 5/6/2025[2,4,7]	12,738	12,738
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	10,235	9,988
	Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	5,605	5,347
	Netflix, Inc. 4.875% 4/15/2028	6,190	6,281
	News Corp. 3.875% 5/15/2029[1]	28,750	27,129
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	34,745	34,257
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	80,156	75,139

1	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	USD60	$55
	Paramount Global 6.875% 4/30/2036	12,000	12,319
	Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.175% 2/1/2028[2,3]	499	445
	Sinclair Television Group, Inc. 5.125% 2/15/2027[1]	1,000	947
	Sinclair Television Group, Inc. 8.125% 2/15/2033[1]	27,385	27,041
	Sirius XM Radio, LLC 3.125% 9/1/2026[1]	30,505	29,583
	Sirius XM Radio, LLC 5.00% 8/1/2027[1]	23,280	22,765
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	84,635	79,037
	Sirius XM Radio, LLC 5.50% 7/1/2029[1]	21,175	20,466
	Sirius XM Radio, LLC 4.125% 7/1/2030[1]	72,264	64,256
	Sirius XM Radio, LLC 3.875% 9/1/2031[1]	121,057	103,866
	Snap, Inc. 6.875% 3/1/2033[1]	34,945	34,974
	Sprint Capital Corp. 6.875% 11/15/2028	6,365	6,797
	Sprint Capital Corp. 8.75% 3/15/2032	17,147	20,631
	Sprint, LLC 7.625% 3/1/2026	9,450	9,600
	Stagwell Global, LLC 5.625% 8/15/2029[1]	26,430	25,196
	TEGNA, Inc. 5.00% 9/15/2029	26,824	24,925
	T-Mobile USA, Inc. 3.375% 4/15/2029	15,950	15,165
	Univision Communications, Inc. 6.625% 6/1/2027[1]	88,315	87,657
	Univision Communications, Inc. 8.00% 8/15/2028[1]	55,135	55,359
	Univision Communications, Inc. 4.50% 5/1/2029[1]	103,667	91,732
	Univision Communications, Inc. 7.375% 6/30/2030[1]	56,266	53,814
	Univision Communications, Inc. 8.50% 7/31/2031[1]	33,120	32,395
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.549% 6/24/2029[2,3]	1,212	1,194
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	5,275	4,647
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	49,120	42,465
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	33,338	31,105
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	21,627	19,992
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	4,050	3,615
	X Corp., Term Loan B, 9.50% 2/15/2029[2]	9,000	9,246
	X Corp., Term Loan B, (USD-SOFR + 6.65%) 10.949% 10/26/2029[2,3]	24,991	24,858
	Ziggo BV 4.875% 1/15/2030[1]	19,750	18,118
			3,136,181

Energy 12.96%
	3R Lux SARL 9.75% 2/5/2031[1]	11,370	11,876
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	11,250	11,004
	Antero Midstream Partners, LP 6.625% 2/1/2032[1]	925	941
	Antero Resources Corp. 5.375% 3/1/2030[1]	4,600	4,520
	APA Corp. 4.75% 4/15/2043[1]	520	415
	Apache Corp. 4.625% 11/15/2025	5,540	5,516
	Archrock Partners, LP 6.25% 4/1/2028[1]	5,720	5,729
	Archrock Partners, LP 6.625% 9/1/2032[1]	10,210	10,259
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	3,830	4,696
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	4,042	4,125
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	24,485	23,913
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	12,100	12,055
	Baytex Energy Corp. 8.50% 4/30/2030[1]	13,465	13,689
	Baytex Energy Corp. 7.375% 3/15/2032[1]	36,905	35,539
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	27,330	26,240
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	2,785	2,848
	Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	9,465	9,798
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	58,852	56,095
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	24,662	22,982
	California Resources Corp. 7.125% 2/1/2026[1]	3,121	3,121
	California Resources Corp. 8.25% 6/15/2029[1]	11,625	11,824
	Cenovus Energy, Inc. 5.375% 7/15/2025	204	204
	Cenovus Energy, Inc. 4.25% 4/15/2027	390	387
	Cenovus Energy, Inc. 5.25% 6/15/2037	151	145
	Cenovus Energy, Inc. 5.40% 6/15/2047	232	207
	Cheniere Energy Partners, LP 4.50% 10/1/2029	618	601
	Cheniere Energy, Inc. 4.625% 10/15/2028	20,199	19,990
	Chord Energy Corp. 6.375% 6/1/2026[1]	2,865	2,872
	Chord Energy Corp. 6.75% 3/15/2033[1]	27,005	26,888
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	27,700	28,215

American High-Income Trust	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	USD17,860	$17,612
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	20,620	21,305
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	16,405	16,939
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	65,373	67,216
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	5,745	5,353
	CNX Resources Corp. 6.00% 1/15/2029[1]	28,863	28,521
	CNX Resources Corp. 7.375% 1/15/2031[1]	18,926	19,247
	CNX Resources Corp. 7.25% 3/1/2032[1]	34,235	34,841
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	6,150	6,022
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	21,285	20,129
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	37,186	38,636
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	46,475	46,011
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	36,465	35,194
	Devon Energy Corp. 5.875% 6/15/2028	2,830	2,839
	Devon Energy Corp. 4.50% 1/15/2030	10,040	9,865
	Diamond Foreign Asset Co. 8.50% 10/1/2030[1]	9,515	9,760
	DT Midstream, Inc. 4.125% 6/15/2029[1]	26,695	25,148
	DT Midstream, Inc. 4.375% 6/15/2031[1]	7,241	6,667
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	15,469	15,736
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	33,275	35,382
	Energean Israel Finance, Ltd. 5.375% 3/30/2028[1]	22,800	21,802
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	29,705	27,341
	Energy Transfer, LP 6.00% 2/1/2029[1]	1,500	1,526
	Energy Transfer, LP 7.375% 2/1/2031[1]	377	396
	EQM Midstream Partners, LP 4.50% 1/15/2029[1]	14,979	14,521
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	4,000	4,094
	EQM Midstream Partners, LP 7.50% 6/1/2030[1]	7,428	8,031
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	37,446	36,032
	EQT Corp. 5.00% 1/15/2029	3,925	3,952
	EQT Corp. 3.625% 5/15/2031[1]	6,515	5,954
	Expand Energy Corp. 5.75% 3/15/2023[5]	1,730	10
	Expand Energy Corp. 5.875% 2/1/2029[1]	20,310	20,289
	Expand Energy Corp. 6.75% 4/15/2029[1]	11,685	11,840
	Expand Energy Corp. 5.375% 3/15/2030	15,225	15,125
	Expand Energy Corp. 4.75% 2/1/2032	4,615	4,369
	Expand Energy Corp. 4.875% 4/15/2032[5]	28,871	166
	Genesis Energy, LP 8.00% 1/15/2027	22,546	23,013
	Genesis Energy, LP 7.75% 2/1/2028	8,635	8,727
	Genesis Energy, LP 8.25% 1/15/2029	31,760	32,815
	Genesis Energy, LP 8.875% 4/15/2030	23,003	23,912
	Genesis Energy, LP 7.875% 5/15/2032	54,710	55,148
	Global Partners, LP 6.875% 1/15/2029	2,950	2,946
	Global Partners, LP 8.25% 1/15/2032[1]	9,000	9,259
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	4,180	4,241
	Harbour Energy PLC 5.50% 10/15/2026[1]	27,305	27,341
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	27,612	27,905
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	18,210	18,726
	Hess Midstream Operations, LP 5.875% 3/1/2028[1]	20,655	20,765
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	11,390	11,223
	Hess Midstream Operations, LP 6.50% 6/1/2029[1]	10,285	10,498
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	28,875	27,187
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	11,795	11,560
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	18,945	18,320
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	20,333	19,359
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	22,172	20,742
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	20,585	19,258
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	25,156	25,805
	Hilcorp Energy I, LP 7.25% 2/15/2035[1]	1,000	956
	Kimmeridge Texas Gas, LLC 8.50% 2/15/2030[1]	5,900	5,901
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	8,555	8,727
	Lealand Finance Co. BV, Term Loan, (3-month USD CME Term SOFR + 1.00%) 3.00% PIK and 5.438% Cash 12/30/2027[2,3,4]	41	18
	Matador Resources Co. 6.875% 4/15/2028[1]	8,675	8,791
	Matador Resources Co. 6.50% 4/15/2032[1]	17,840	17,695
	Matador Resources Co. 6.25% 4/15/2033[1]	14,415	14,097
	MEG Energy Corp. 5.875% 2/1/2029[1]	28,520	28,068
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,5]	22,796	570

3	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Murphy Oil Corp. 6.375% 7/15/2028	USD4,682	$4,697
	Murphy Oil Corp. 6.00% 10/1/2032	12,420	11,960
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	21,480	19,101
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	19,215	18,973
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	24,235	24,266
	Nabors Industries, Inc. 8.875% 8/15/2031[1]	16,205	14,087
	Nabors Industries, Ltd. 7.50% 1/15/2028[1]	1,860	1,714
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	12,725	10,767
	New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.802% 10/30/2028[2,3]	6,143	5,375
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	49,175	50,011
	NFE Financing, LLC 12.00% 11/15/2029[1]	377,077	318,128
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	7,995	8,057
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	34,325	34,440
	NGPL PipeCo, LLC 4.875% 8/15/2027[1]	1,010	1,009
	Noble Finance II, LLC 8.00% 4/15/2030[1]	39,950	39,952
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	35,680	35,805
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	7,875	8,042
	NuStar Logistics, LP 6.00% 6/1/2026	6,129	6,161
	Occidental Petroleum Corp. 4.20% 3/15/2048	2,543	1,817
	Parkland Corp. 5.875% 7/15/2027[1]	14,740	14,701
	Parkland Corp. 4.625% 5/1/2030[1]	7,220	6,783
	Parkland Corp. 6.625% 8/15/2032[1]	1,740	1,740
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	1,190	1,213
	Permian Resources Operating, LLC 5.875% 7/1/2029[1]	1,375	1,358
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	23,092	25,310
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	22,620	23,150
	Permian Resources Operating, LLC 6.25% 2/1/2033[1]	42,361	42,227
	Petroleos Mexicanos 6.875% 10/16/2025	6,200	6,196
	Petroleos Mexicanos 4.50% 1/23/2026	10,000	9,800
	Petroleos Mexicanos 6.875% 8/4/2026	6,760	6,724
	Petroleos Mexicanos 6.49% 1/23/2027	5,850	5,735
	Petroleos Mexicanos 5.35% 2/12/2028	1,140	1,057
	Petroleos Mexicanos 6.50% 1/23/2029	1,150	1,082
	Petroleos Mexicanos 8.75% 6/2/2029	15,197	15,200
	Petroleos Mexicanos 6.84% 1/23/2030	5,610	5,145
	Petroleos Mexicanos 5.95% 1/28/2031	10,880	9,220
	Petroleos Mexicanos 7.69% 1/23/2050	8,495	6,378
	Petroleos Mexicanos 6.95% 1/28/2060	9,580	6,544
	Range Resources Corp. 4.875% 5/15/2025	5,803	5,800
	Range Resources Corp. 8.25% 1/15/2029	8,450	8,699
	Range Resources Corp. 4.75% 2/15/2030[1]	9,970	9,492
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	13,595	13,160
	Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	17,605	17,610
	SM Energy Co. 6.50% 7/15/2028	2,910	2,892
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,610	4,167
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	41,365	42,248
	Sunoco, LP 6.00% 4/15/2027	12,591	12,578
	Sunoco, LP 5.875% 3/15/2028	4,210	4,209
	Sunoco, LP 7.00% 9/15/2028[1]	34,975	35,820
	Sunoco, LP 7.00% 5/1/2029[1]	6,585	6,742
	Sunoco, LP 4.50% 5/15/2029	36,280	34,391
	Sunoco, LP 4.50% 4/30/2030	38,700	36,221
	Sunoco, LP 7.25% 5/1/2032[1]	21,760	22,491
	Sunoco, LP 6.25% 7/1/2033[1]	19,925	19,960
	Superior Plus, LP 4.50% 3/15/2029[1]	6,485	5,994
	Talos Production, Inc. 9.00% 2/1/2029[1]	20,390	20,971
	Talos Production, Inc. 9.375% 2/1/2031[1]	29,975	30,527
	Targa Resources Partners, LP 6.50% 7/15/2027	4,322	4,341
	Targa Resources Partners, LP 6.875% 1/15/2029	18,530	18,954
	Targa Resources Partners, LP 5.50% 3/1/2030	6,906	6,972
	Targa Resources Partners, LP 4.875% 2/1/2031	13,835	13,550
	TGS ASA 8.50% 1/15/2030[1]	17,220	17,828
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	6,001	6,125
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	7,534	7,493
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	20,838	21,302
	Transocean, Inc. 8.00% 2/1/2027[1]	1,015	1,012

American High-Income Trust	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Transocean, Inc. 8.25% 5/15/2029[1]	USD6,410	$6,271
	Transocean, Inc. 8.75% 2/15/2030[1]	13,025	13,536
	Transocean, Inc. 8.50% 5/15/2031[1]	14,590	14,190
	Transocean, Inc. 6.80% 3/15/2038	7,850	6,024
	USA Compression Partners, LP 6.875% 9/1/2027	2,403	2,407
	USA Compression Partners, LP 7.125% 3/15/2029[1]	12,470	12,692
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	28,325	26,241
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	5,504	5,590
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	46,065	41,887
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	23,430	20,184
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	16,350	16,717
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	8,775	9,415
	Venture Global LNG, Inc. 7.00% 1/15/2030[1]	9,675	9,539
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	19,170	19,456
	Venture Global LNG, Inc., 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[1,6]	10,000	9,498
	Vital Energy, Inc. 7.875% 4/15/2032[1]	10,200	9,505
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	73,831	75,018
	Western Midstream Operating, LP 4.50% 3/1/2028	340	337
	Western Midstream Operating, LP 5.25% 2/1/2050[6]	5,500	4,692
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	9,530	9,289
	YPF SA 8.25% 1/17/2034[1]	11,275	11,171
			3,057,271

Materials 8.85%
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	26,702	27,999
	ArcelorMittal SA 4.25% 7/16/2029	940	918
	ArcelorMittal SA 7.00% 10/15/2039	10,104	11,036
	ArcelorMittal SA 6.75% 3/1/2041	16,873	17,594
	ARD Finance SA 7.25% PIK 6/30/2027[1,4]	9,128	593
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	25,000	21,322
	ATI, Inc. 4.875% 10/1/2029	13,720	13,078
	ATI, Inc. 7.25% 8/15/2030	9,430	9,727
	ATI, Inc. 5.125% 10/1/2031	20,940	19,695
	Avient Corp. 7.125% 8/1/2030[1]	6,750	6,890
	Avient Corp. 6.25% 11/1/2031[1]	5,495	5,448
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	5,995	6,190
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	6,495	6,390
	Ball Corp. 6.875% 3/15/2028	11,915	12,193
	Ball Corp. 6.00% 6/15/2029	7,100	7,193
	Ball Corp. 2.875% 8/15/2030	3,250	2,835
	Ball Corp. 3.125% 9/15/2031	33,780	29,307
	Braskem Idesa SAPI 6.99% 2/20/2032[1]	1,370	1,025
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	36,969	33,535
	Capstone Copper Corp. 6.75% 3/31/2033[1]	10,825	10,792
	Celanese US Holdings, LLC 6.415% 7/15/2027	1,120	1,139
	Celanese US Holdings, LLC 6.50% 4/15/2030	1,940	1,928
	Celanese US Holdings, LLC 6.80% 11/15/2030	6,425	6,664
	Celanese US Holdings, LLC 6.75% 4/15/2033	29,445	28,612
	Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[6]	1,690	1,768
	Cleveland-Cliffs, Inc. 7.00% 3/15/2027	3,853	3,828
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	46,730	46,444
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	56,668	52,718
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	57,122	55,955
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	19,544	18,947
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	42,269	36,833
	Cleveland-Cliffs, Inc. 7.50% 9/15/2031[1]	43,750	42,755
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	34,683	33,324
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	3,425	3,290
	Consolidated Energy Finance SA 6.50% 5/15/2026[1]	4,513	4,374
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	19,525	16,813
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	70,555	70,474
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[1]	17,400	16,133
	Crown Cork & Seal Co., Inc. 7.375% 12/15/2026	2,000	2,058
	CSN Islands XI Corp. 6.75% 1/28/2028[1]	2,820	2,697
	CVR Partners, LP 6.125% 6/15/2028[1]	15,385	14,890
	Element Solutions, Inc. 3.875% 9/1/2028[1]	8,300	7,821

5	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	USD71,448	$71,440
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	130,735	137,650
	First Quantum Minerals, Ltd. 8.00% 3/1/2033[1]	15,050	15,268
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	303	292
	Freeport-McMoRan, Inc. 5.40% 11/14/2034	4,288	4,293
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	7,843	7,361
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	196,289	182,549
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	140,826	132,018
	Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.563% 11/4/2031[2,3]	10,853	10,843
	INEOS Finance PLC 6.75% 5/15/2028[1]	10,200	10,216
	INEOS Finance PLC 7.50% 4/15/2029[1]	6,210	6,188
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	12,698	12,074
	LABL, Inc. 10.50% 7/15/2027[1]	6,375	5,689
	LSB Industries, Inc. 6.25% 10/15/2028[1]	15,345	14,804
	Magnera Corp. 4.75% 11/15/2029[1]	10,000	8,878
	Magnera Corp. 7.25% 11/15/2031[1]	13,000	12,659
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	13,505	13,441
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	18,500	17,474
	Methanex Corp. 5.125% 10/15/2027	52,210	51,234
	Methanex Corp. 5.25% 12/15/2029	12,018	11,552
	Methanex Corp. 5.65% 12/1/2044	9,445	7,788
	Methanex US Operations, Inc. 6.25% 3/15/2032[1]	18,370	17,910
	Minera Mexico, SA de CV 5.625% 2/12/2032[1]	2,205	2,189
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	14,463	14,341
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	46,057	45,553
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	44,527	44,578
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	16,429	15,912
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	24,402	24,301
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	5,030	5,318
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	40,922	39,142
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	52,065	56,094
	NOVA Chemicals Corp. 7.00% 12/1/2031[1]	16,170	16,872
	Novelis Corp. 3.25% 11/15/2026[1]	13,285	12,855
	Novelis Corp. 4.75% 1/30/2030[1]	9,228	8,613
	Novelis Corp. 3.875% 8/15/2031[1]	19,344	16,836
	Olin Corp. 5.625% 8/1/2029	5,700	5,553
	Olin Corp. 5.00% 2/1/2030	3,365	3,172
	Olin Corp. 6.625% 4/1/2033[1]	14,785	14,384
	Quikrete Holdings, Inc. 6.375% 3/1/2032[1]	20,405	20,551
	Quikrete Holdings, Inc. 6.75% 3/1/2033[1]	22,235	22,154
	Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.575% 2/10/2032[2,3]	4,180	4,141
	Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025)[1,4,6]	23,712	22,974
	Samarco Mineracao SA 9.00% 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025)[4,6]	10,998	10,655
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	41,413	39,428
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	20,100	19,333
	Sealed Air Corp. 4.00% 12/1/2027[1]	7,559	7,283
	Sealed Air Corp. 6.125% 2/1/2028[1]	14,160	14,190
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	9,500	10,201
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	3,667	3,613
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	24,369	24,273
	Tronox, Inc. 4.625% 3/15/2029[1]	14,155	12,118
	Usiminas International, Ltd. 7.50% 1/27/2032[1]	8,792	8,887
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.647% Cash 1/16/2026[2,3,4]	11,067	11,178
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 10/10/2028[2,3,4]	11,127	11,183
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.656% Cash 10/10/2028[2,3,4]	18,315	16,667
	Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.299% 11/30/2030[2,3]	4,768	4,783
	Veritiv Operating Co. 10.50% 11/30/2030[1]	17,595	18,652
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	13,925	14,275
			2,087,098

American High-Income Trust	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 8.58%
	Advance Auto Parts, Inc. 5.95% 3/9/2028	USD23,148	$23,439
	Advance Auto Parts, Inc. 3.90% 4/15/2030	32,142	28,664
	Advance Auto Parts, Inc. 3.50% 3/15/2032	28,206	23,652
	Aimbridge Acquisition Co., Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.823% 3/15/2030[2,3,7,8]	13,567	13,567
	Aimbridge Acquisition Co., Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) SOFR + 7.50% PIK and Cash 3/15/2030[2,3,7,8]	12,227	12,227
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	15,987	16,050
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	12,030	11,405
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	35,405	32,565
	Allied Universal Holdco, LLC 7.875% 2/15/2031[1]	11,565	11,722
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	43,377	44,831
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	24,710	23,180
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	12,930	11,736
	Bath & Body Works, Inc. 6.875% 11/1/2035	45,073	45,707
	Bath & Body Works, Inc. 6.75% 7/1/2036	22,700	22,654
	Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.052% 10/16/2031[2,3]	14,383	14,378
	Boyd Gaming Corp. 4.75% 12/1/2027	8,389	8,223
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	14,975	13,823
	Boyne USA, Inc. 4.75% 5/15/2029[1]	12,285	11,576
	Caesars Entertainment, Inc. 8.125% 7/1/2027[1]	3,891	3,921
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	59,490	54,727
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	50,390	51,112
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	67,387	67,218
	Carnival Corp. 7.625% 3/1/2026[1]	450	450
	Carnival Corp. 5.75% 3/1/2027[1]	14,250	14,268
	Carnival Corp. 4.00% 8/1/2028[1]	18,085	17,314
	Carnival Corp. 6.00% 5/1/2029[1]	11,137	11,066
	Carnival Corp. 7.00% 8/15/2029[1]	10,030	10,500
	Carnival Corp. 6.125% 2/15/2033[1]	75,020	73,984
	Clarios Global, LP 6.25% 5/15/2026[1]	1,617	1,618
	Clarios Global, LP 8.50% 5/15/2027[1]	6,825	6,839
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	33,855	34,944
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	47,550	43,832
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	42,813	37,061
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	23,135	21,233
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.799% 7/21/2028[2,3]	5,659	5,655
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.799% 7/21/2028[2,3]	1,671	1,670
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,000	1,999
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	11,000	10,870
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,690	1,752
	Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,663	1,671
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	1,760	1,744
	Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,475	5,418
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,060	4,217
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	10,945	9,805
	Ford Motor Credit Co., LLC 6.532% 3/19/2032	11,540	11,540
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,225	3,298
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	1,255	1,247
	Gap, Inc. 3.625% 10/1/2029[1]	3,225	2,913
	Gap, Inc. 3.875% 10/1/2031[1]	2,148	1,855
	General Motors Financial Co., Inc. 5.90% 1/7/2035	12,850	12,734
	Genting New York, LLC 7.25% 10/1/2029[1]	25,940	26,457
	Global Auto Holdings PLC 11.50% 8/15/2029[1]	14,770	14,450
	Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	39,346	39,571
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	46,892	49,462
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.075% 3/7/2032[2,3]	23,243	23,272
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,287	8,021
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	20,465	18,547
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	10,880	10,205
	Hyatt Hotels Corp. 5.75% 3/30/2032	6,572	6,610
	International Game Technology PLC 4.125% 4/15/2026[1]	6,110	6,038
	International Game Technology PLC 5.25% 1/15/2029[1]	34,522	33,764

7	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	KB Home 6.875% 6/15/2027	USD6,170	$6,291
	KB Home 7.25% 7/15/2030	6,770	6,956
	Kohl’s Corp. 4.625% 5/1/2031 (5.125% on 5/1/2025)[6]	2,220	1,553
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	6,770	6,228
	Las Vegas Sands Corp. 6.20% 8/15/2034	9,543	9,576
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	74,054	69,561
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	40,135	41,698
	Levi Strauss & Co. 3.50% 3/1/2031[1]	23,585	20,777
	Light and Wonder International, Inc. 7.00% 5/15/2028[1]	16,357	16,361
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	7,800	7,913
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	6,245	6,402
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	4,075	4,065
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	29,794	27,307
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	17,130	15,533
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	16,252	15,914
	Macy’s Retail Holdings, LLC 5.875% 4/1/2029[1]	1,810	1,758
	Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	1,230	1,126
	Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	1,500	1,429
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	12,457	11,438
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	8,910	8,575
	Mercury Aggregator LP, Term Loan, 3.50% 4/3/2026[2,7]	1,739	1,295
	Mercury Aggregator LP, Term Loan, 13.50% 4/3/2026[2,6,7]	3,042	2,265
	MGM Resorts International 5.50% 4/15/2027	5,707	5,664
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	12,465	12,456
	Newell Brands Inc. 6.625% 9/15/2029	9,500	9,538
	Newell Brands, Inc. 6.375% 5/15/2030	19,060	18,590
	Newell Brands, Inc. 6.625% 5/15/2032	10,575	10,299
	Newell Brands, Inc. 6.875% 4/1/2036	8,625	8,395
	Newell Brands, Inc. 7.00% 4/1/2046	4,050	3,555
	Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[1]	2,680	2,546
	Nissan Motor Co., Ltd. 3.522% 9/17/2025[1]	1,600	1,583
	Party City Holdings, Inc. 0% 10/12/2028[7,8]	9,100	— [9]
	Party City Holdings, Inc. 0% 10/12/2028[7,8]	5,000	— [9]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,4,5,7,8]	50,308	5,031
	Penske Automotive Group, Inc. 3.75% 6/15/2029	6,325	5,796
	Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.811% 3/3/2028[2,3]	13,760	12,564
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	8,782	8,999
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	15,140	14,334
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	4,000	3,942
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	3,580	3,568
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	23,325	23,243
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	13,620	13,753
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	12,375	12,377
	Sally Holdings, LLC 6.75% 3/1/2032	65,017	65,219
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	17,270	16,305
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.296% 4/4/2029[2,3]	31,427	31,273
	Service Corp. International 4.625% 12/15/2027	9,870	9,668
	Service Corp. International 5.125% 6/1/2029	1,820	1,777
	Service Corp. International 3.375% 8/15/2030	4,675	4,170
	Service Corp. International 4.00% 5/15/2031	3,175	2,878
	Service Corp. International 5.75% 10/15/2032	8,410	8,275
	Somnigroup International, Inc. 4.00% 4/15/2029[1]	5,255	4,886
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	35,995	33,181
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	63,209	56,803
	Station Casinos LLC 4.50% 2/15/2028[1]	1,100	1,054
	Station Casinos, LLC 6.625% 3/15/2032[1]	8,130	8,071
	Travel + Leisure Co. 4.50% 12/1/2029[1]	24,455	22,806
	Travel + Leisure Co. 4.625% 3/1/2030[1]	4,780	4,470
	Universal Entertainment Corp. 9.875% 8/1/2029[1]	53,090	52,546
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	13,295	13,451
	Valvoline, Inc. 3.625% 6/15/2031[1]	13,085	11,385
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	570	584
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	13,300	13,198
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	11,825	11,304
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	9,225	8,859

American High-Income Trust	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	USD5,546	$5,743
	Wynn Resorts Finance, LLC 6.25% 3/15/2033[1]	31,500	30,709
	ZF North America Capital, Inc. 6.875% 4/14/2028[1]	5,575	5,483
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	4,500	4,336
			2,022,959

Health care 8.28%
	1261229 B.C., Ltd. 10.00% 4/15/2032[1]	41,700	41,490
	AdaptHealth, LLC 6.125% 8/1/2028[1]	11,475	11,244
	AdaptHealth, LLC 4.625% 8/1/2029[1]	21,915	19,961
	AdaptHealth, LLC 5.125% 3/1/2030[1]	37,642	34,353
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	22,375	21,008
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	47,034	45,376
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	17,375	16,056
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.672% 5/10/2027[2,3]	9,460	9,435
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	15,275	14,969
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	28,667	27,272
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	70,046	70,020
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	29,066	29,084
	Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	5,000	4,994
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	5,310	3,883
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	14,700	11,887
	Bausch Health Companies, Inc. 11.00% 9/30/2028[1]	12,950	12,343
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	12,325	8,394
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	22,142	13,148
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	52,963	30,520
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.675% 2/1/2027[2,3]	28,183	27,690
	Biocon Biologics Global PLC 6.67% 10/9/2029	1,800	1,692
	Centene Corp. 4.25% 12/15/2027	1,810	1,768
	Centene Corp. 4.625% 12/15/2029	14,718	14,112
	Centene Corp. 3.375% 2/15/2030	200	181
	Centene Corp. 3.00% 10/15/2030	7,575	6,633
	Centene Corp. 2.50% 3/1/2031	20,325	17,155
	Centene Corp. 2.625% 8/1/2031	12,700	10,684
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	4,848	4,628
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	9,670	8,909
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	31,865	30,454
	CHS / Community Health Systems, Inc. 8.00% 12/15/2027[1]	12,125	12,010
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	36,485	30,145
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	21,500	17,021
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	7,005	7,136
	DaVita, Inc. 4.625% 6/1/2030[1]	24,552	22,622
	DaVita, Inc. 3.75% 2/15/2031[1]	21,480	18,719
	DaVita, Inc. 6.875% 9/1/2032[1]	52,476	52,812
	Encompass Health Corp. 4.50% 2/1/2028	7,054	6,854
	Encompass Health Corp. 4.75% 2/1/2030	3,841	3,698
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	54,680	57,074
	Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.325% 4/23/2031[2,3]	40,332	39,979
	Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	4,765	4,339
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.075% 7/1/2030[2,3]	1,139	1,077
	Grifols, SA 4.75% 10/15/2028[1]	49,000	45,307
	Grifols, SA 3.875% 10/15/2028	EUR7,750	7,727
	Grifols, SA 7.50% 5/1/2030	34,030	38,521
	HCA, Inc. 4.50% 2/15/2027	USD71	71
	HCA, Inc. 5.625% 9/1/2028	8,064	8,250
	HCA, Inc. 3.50% 9/1/2030	3,940	3,655
	HCA, Inc. 7.50% 11/15/2095	5,000	5,237
	Insulet Corp. 6.50% 4/1/2033[1]	9,123	9,279
	IQVIA, Inc. 5.00% 10/15/2026[1]	18,749	18,627
	IQVIA, Inc. 6.50% 5/15/2030[1]	15,500	15,788
	Jazz Securities DAC 4.375% 1/15/2029[1]	17,460	16,603
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	3,018	3,164
	Medline Borrower, LP 3.875% 4/1/2029[1]	13,625	12,745

9	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Medline Borrower, LP 6.25% 4/1/2029[1]	USD51,473	$52,193
	Medline Borrower, LP 5.25% 10/1/2029[1]	37,240	35,760
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 10/23/2028[2,3]	10,076	10,068
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	21,845	20,823
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	47,455	42,515
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	67,325	59,137
	Molina Healthcare, Inc. 6.25% 1/15/2033[1]	34,160	33,666
	Option Care Health, Inc. 4.375% 10/31/2029[1]	4,125	3,853
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	35,676	29,934
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	107,725	94,365
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	9,740	9,596
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,4]	54,191	53,717
	Radiology Partners, Inc. 9.781% PIK 2/15/2030[1,4]	62,783	58,467
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 8.28% Cash 1/31/2029[2,3,4]	40,119	38,805
	Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.299% 9/27/2030[2,3]	7,518	7,207
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	15,890	16,174
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	6,965	6,896
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.537% 3/2/2027[2,3]	1,029	1,004
	Tenet Healthcare Corp. 6.25% 2/1/2027	8,995	9,006
	Tenet Healthcare Corp. 5.125% 11/1/2027	6,670	6,577
	Tenet Healthcare Corp. 4.625% 6/15/2028	12,685	12,256
	Tenet Healthcare Corp. 6.125% 10/1/2028	8,930	8,895
	Tenet Healthcare Corp. 4.25% 6/1/2029	35,249	33,243
	Tenet Healthcare Corp. 4.375% 1/15/2030	15,750	14,781
	Tenet Healthcare Corp. 6.75% 5/15/2031	37,245	37,813
	Tenet Healthcare Corp. 6.875% 11/15/2031	2,000	2,049
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	27,956	27,129
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	13,890	13,691
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	18,740	19,236
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	130,711	127,826
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,340	16,519
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	24,032	26,814
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	21,137	15,298
			1,953,116

Financials 8.14%
	AG Issuer, LLC 6.25% 3/1/2028[1]	35,541	34,981
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	10,928	11,214
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	7,920	7,649
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	34,600	34,501
	Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[1]	7,130	7,162
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	32,255	31,207
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	14,420	14,476
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	23,030	22,637
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	53,160	53,460
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	7,835	7,900
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	34,762	32,799
	Ardonagh Finco, Ltd. 7.75% 2/15/2031[1]	6,495	6,621
	Ardonagh Group Finance, Ltd. 8.875% 2/15/2032[1]	38,460	39,196
	Aretec Group, Inc. 7.50% 4/1/2029[1]	66,347	65,217
	Aretec Group, Inc. 10.00% 8/15/2030[1]	17,595	18,912
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	4,895	4,888
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.825% 2/14/2031[2,3]	10,795	10,819
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	5,991	6,172
	Blackstone Private Credit Fund 6.00% 11/22/2034[1]	19,315	18,594
	Block, Inc. 2.75% 6/1/2026	32,650	31,694
	Block, Inc. 3.50% 6/1/2031	49,175	43,275
	Block, Inc. 6.50% 5/15/2032[1]	41,280	41,748
	Blue Owl Capital Corp. 3.40% 7/15/2026	5,685	5,554
	Blue Owl Capital Corp. 2.625% 1/15/2027	400	381
	Blue Owl Capital Corp. 3.125% 4/13/2027	11,350	10,813
	Blue Owl Capital Corp. 2.875% 6/11/2028	1,750	1,607

American High-Income Trust	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	USD20,625	$20,377
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	8,315	8,486
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	40,795	42,496
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	90,761	82,001
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	60,757	51,460
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	75,186	70,988
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	21,060	18,881
	Credit Acceptance Corp. 6.625% 3/15/2030[1]	7,200	7,106
	EZCORP, Inc. 7.375% 4/1/2032[1]	4,340	4,414
	Hightower Holding, LLC 6.75% 4/15/2029[1]	26,340	25,563
	Hightower Holding, LLC 9.125% 1/31/2030[1]	4,400	4,532
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	18,485	18,676
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	7,275	7,359
	HUB International, Ltd. 5.625% 12/1/2029[1]	7,735	7,490
	HUB International, Ltd. 7.25% 6/15/2030[1]	18,774	19,350
	HUB International, Ltd. 7.375% 1/31/2032[1]	19,600	19,969
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.043% 6/20/2030[2,3]	7,277	7,253
	Intercontinental Exchange, Inc. 3.625% 9/1/2028	8,470	8,250
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	31,600	29,222
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[6]	3,100	2,820
	LPL Holdings, Inc. 4.625% 11/15/2027[1]	8,085	8,022
	LPL Holdings, Inc. 4.00% 3/15/2029[1]	6,610	6,334
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	12,700	12,097
	MPT Finance Corp. 7.00% 2/15/2032	EUR17,250	18,977
	MSCI, Inc. 4.00% 11/15/2029[1]	USD316	302
	MSCI, Inc. 3.625% 9/1/2030[1]	742	687
	MSCI, Inc. 3.875% 2/15/2031[1]	23,300	21,683
	MSCI, Inc. 3.625% 11/1/2031[1]	7,125	6,456
	MSCI, Inc. 3.25% 8/15/2033[1]	6,000	5,183
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	8,315	8,645
	Navient Corp. 6.75% 6/25/2025	10,000	10,015
	Navient Corp. 6.75% 6/15/2026	9,100	9,172
	Navient Corp. 5.00% 3/15/2027	43,727	42,824
	Navient Corp. 4.875% 3/15/2028	10,570	10,093
	Navient Corp. 5.50% 3/15/2029	81,901	77,596
	Navient Corp. 9.375% 7/25/2030	30,474	32,496
	Navient Corp. 11.50% 3/15/2031	51,335	57,391
	Navient Corp. 5.625% 8/1/2033	51,622	44,531
	OneMain Finance Corp. 7.125% 3/15/2026	24,220	24,590
	OneMain Finance Corp. 3.875% 9/15/2028	8,215	7,603
	OneMain Finance Corp. 9.00% 1/15/2029	2,530	2,657
	OneMain Finance Corp. 6.625% 5/15/2029	11,000	11,034
	OneMain Finance Corp. 5.375% 11/15/2029	22,500	21,423
	OneMain Finance Corp. 7.875% 3/15/2030	20,010	20,758
	OneMain Finance Corp. 4.00% 9/15/2030	6,000	5,293
	OneMain Finance Corp. 7.50% 5/15/2031	3,110	3,167
	OneMain Finance Corp. 7.125% 11/15/2031	34,815	35,051
	Opal Bidco SAS 6.50% 3/31/2032[1]	16,405	16,405
	Osaic Financial Services, Inc. 6.50% 11/30/2027	80	1,637
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	86,049	87,735
	Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.825% 8/17/2028[2,3]	10,430	10,365
	Owl Rock Capital Corp. 3.75% 7/22/2025	1,000	996
	Oxford Finance, LLC 6.375% 2/1/2027[1]	31,875	31,593
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	16,400	16,721
	PennyMac Financial Services, Inc. 6.875% 2/15/2033[1]	12,725	12,661
	Planet Financial Group, LLC 10.50% 12/15/2029[1]	6,025	6,052
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	9,410	9,026
	Rocket Mortgage, LLC 3.625% 3/1/2029[1]	6,605	6,096
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	14,350	13,671
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	20,285	20,053
	SLM Corp. 6.50% 1/31/2030	20,835	21,397
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	18,170	17,675
	Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	12,280	12,604
	Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	8,925	8,939
	Starwood Property Trust, Inc. 6.50% 10/15/2030[1]	9,490	9,426

11	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.049% 5/6/2032[2,3]	USD62,378	$63,060
	USI, Inc. 7.50% 1/15/2032[1]	6,945	7,094
	Viking Baked Goods Acquisition Corp. 8.625% 11/1/2031[1]	11,350	10,546
	WEX, Inc. 6.50% 3/15/2033[1]	13,025	12,892
			1,920,894

Real estate 7.03%
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	45,285	37,073
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	40,330	30,203
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	10,175	9,059
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	26,043	25,858
	Fideicomiso Fibra Uno 7.70% 1/23/2032[1]	9,925	10,254
	Forestar Group, Inc. 5.00% 3/1/2028[1]	1,905	1,865
	Forestar Group, Inc. 6.50% 3/15/2033[1]	46,785	45,847
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	30,122	29,253
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	48,118	43,949
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	92,272	82,232
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	15,835	15,523
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	24,088	23,561
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	9,252	8,977
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	4,250	4,350
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	68,075	65,335
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	37,685	34,581
	Iron Mountain, Inc. 5.625% 7/15/2032[1]	5,270	5,042
	Iron Mountain, Inc. 6.25% 1/15/2033[1]	9,545	9,460
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	55,951	51,290
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	63,380	56,764
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	57,370	50,565
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	7,414	7,397
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	24,411	23,792
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	20,541	19,577
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	14,045	14,425
	MPT Operating Partnership, LP 0.993% 10/15/2026	EUR6,200	6,156
	MPT Operating Partnership, LP 5.00% 10/15/2027	USD233,123	210,907
	MPT Operating Partnership, LP 4.625% 8/1/2029	4,860	3,711
	MPT Operating Partnership, LP 3.50% 3/15/2031	28,833	19,260
	MPT Operating Partnership, LP 8.50% 2/15/2032[1]	110,069	112,210
	Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]	4,200	4,102
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	16,445	15,362
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	17,445	17,589
	Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	15,850	15,684
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	1,080	1,057
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	6,620	5,945
	SBA Communications Corp. 3.125% 2/1/2029	4,579	4,183
	Service Properties Trust 5.25% 2/15/2026	2,545	2,530
	Service Properties Trust 4.75% 10/1/2026	37,067	36,408
	Service Properties Trust 4.95% 2/15/2027	40,577	39,548
	Service Properties Trust 5.50% 12/15/2027	5,705	5,508
	Service Properties Trust 3.95% 1/15/2028	68,830	62,474
	Service Properties Trust 8.375% 6/15/2029	59,101	59,131
	Service Properties Trust 4.95% 10/1/2029	100,558	83,163
	Service Properties Trust 4.375% 2/15/2030	89,557	69,271
	Service Properties Trust 8.625% 11/15/2031[1]	96,210	101,563
	Service Properties Trust 8.875% 6/15/2032	34,426	34,110
	VICI Properties, LP 4.625% 6/15/2025[1]	11,050	11,056
	VICI Properties, LP 4.25% 12/1/2026[1]	9,323	9,227
	VICI Properties, LP 3.75% 2/15/2027[1]	243	238
	VICI Properties, LP 3.875% 2/15/2029[1]	17,890	17,105
	VICI Properties, LP 4.625% 12/1/2029[1]	1,657	1,609
	VICI Properties, LP 4.125% 8/15/2030[1]	2,233	2,104
			1,657,443

American High-Income Trust	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 6.46%
	Acuris Finance US, Inc. 9.00% 8/1/2029[1]	USD30,950	$30,077
	ams-OSRAM AG 12.25% 3/30/2029[1]	24,050	24,739
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	952	905
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	5,633	5,302
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	43,055	41,884
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	105,123	104,918
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	32,900	33,487
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.799% 3/30/2029[2,3]	30,871	30,604
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	61,985	55,741
	CommScope, LLC 8.25% 3/1/2027[1]	27,669	26,236
	CommScope, LLC 7.125% 7/1/2028[1]	24,305	21,531
	CommScope, LLC 4.75% 9/1/2029[1]	760	677
	CommScope, LLC 9.50% 12/15/2031[1]	9,675	9,974
	Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.575% 12/17/2029[2,3]	4,150	4,141
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1,8]	144,735	150,389
	Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	9,555	9,421
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.075% 11/22/2032[2,3]	7,525	7,628
	Entegris, Inc. 4.75% 4/15/2029[1]	7,610	7,343
	Fair Isaac Corp. 4.00% 6/15/2028[1]	51,789	49,288
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,3,10]	74,237	74,608
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,3,10]	1,956	1,965
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	9,875	9,967
	Gartner, Inc. 4.50% 7/1/2028[1]	14,075	13,812
	Gartner, Inc. 3.75% 10/1/2030[1]	3,000	2,770
	Gen Digital, Inc. 6.25% 4/1/2033[1]	17,350	17,314
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	90,475	90,135
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	74,023	69,190
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	54,628	45,136
	Imola Merger Corp. 4.75% 5/15/2029[1]	5,000	4,752
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	63,196	63,751
	Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 3/8/2032[2,3]	14,875	14,799
	Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.568% 2/24/2033[2,3]	21,425	21,447
	McAfee Corp. 7.375% 2/15/2030[1]	6,000	5,316
	NCR Atleos Corp. 9.50% 4/1/2029[1]	44,430	48,215
	NCR Voyix Corp. 5.125% 4/15/2029[1]	6,845	6,527
	Open Text Corp. 3.875% 2/15/2028[1]	14,045	13,243
	Open Text Corp. 3.875% 12/1/2029[1]	8,075	7,356
	Shift4 Payments, LLC 6.75% 8/15/2032[1]	16,470	16,614
	Synaptics, Inc. 4.00% 6/15/2029[1]	5,225	4,795
	UKG, Inc. 6.875% 2/1/2031[1]	33,250	33,755
	Unisys Corp. 6.875% 11/1/2027[1]	15,300	14,944
	Viasat, Inc. 5.625% 9/15/2025[1]	29,252	29,056
	Viasat, Inc. 5.625% 4/15/2027[1]	136,383	131,016
	Viasat, Inc. 6.50% 7/15/2028[1]	24,211	21,146
	Viasat, Inc. 7.50% 5/30/2031[1]	59,723	45,173
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	3,750	3,433
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[4,6,10]	61,387	60,159
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[4,6,10]	17,092	16,751
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	23,925	16,859
	Xerox Holdings Corp. 8.875% 11/30/2029[1]	6,699	4,505
	Ziff Davis, Inc. 4.625% 10/15/2030[1]	339	308
			1,523,102

Industrials 6.22%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	2,192	2,187
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	5,701	5,799
	ADT Security Corp. 4.125% 8/1/2029[1]	4,815	4,526
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	25,505	22,697
	Ambipar Lux SARL 9.875% 2/6/2031[1]	4,934	4,886
	Ambipar Lux SARL 10.875% 2/5/2033[1]	5,029	5,158

13	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 9/29/2031[2,3]	USD10,434	$10,142
	Amentum Holdings, Inc. 7.25% 8/1/2032[1]	42,000	41,360
	American Airlines, Inc. 8.50% 5/15/2029[1]	8,960	9,102
	Aramark Services, Inc. 5.00% 2/1/2028[1]	7,955	7,816
	Atkore, Inc. 4.25% 6/1/2031[1]	6,650	5,865
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	18,910	18,253
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,000	917
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	16,495	14,901
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	12,790	12,488
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	12,170	11,893
	Avis Budget Group, Inc. 5.75% 7/15/2027[1]	1,770	1,710
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	36,710	34,374
	Axon Enterprise, Inc. 6.125% 3/15/2030[1]	22,670	22,936
	Axon Enterprise, Inc. 6.25% 3/15/2033[1]	31,145	31,543
	Boeing Co. (The) 3.60% 5/1/2034	4,622	3,981
	Boeing Co. (The) 6.528% 5/1/2034	13,329	14,290
	Boeing Co. (The) 6.858% 5/1/2054	3,843	4,178
	Bombardier, Inc. 7.125% 6/15/2026[1]	618	619
	Bombardier, Inc. 7.45% 5/1/2034[1]	1,850	1,902
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	5,050	4,824
	Brink’s Co. (The) 4.625% 10/15/2027[1]	10,371	10,176
	Brink’s Co. (The) 6.50% 6/15/2029[1]	3,870	3,927
	Brink’s Co. (The) 6.75% 6/15/2032[1]	4,075	4,136
	Brundage-Bone Concrete Pumping Holdings, Inc. 7.50% 2/1/2032[1]	7,475	7,126
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	8,235	7,784
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	3,470	3,243
	Chart Industries, Inc. 7.50% 1/1/2030[1]	10,389	10,788
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	17,370	16,130
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	15,510	13,857
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	12,014	11,854
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	6,822	6,902
	CoreLogic, Inc. 4.50% 5/1/2028[1]	57,962	54,025
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/2/2028[2,3]	5,946	5,844
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.939% 6/4/2029[2,3]	22,275	21,676
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	18,492	18,536
	Enviri Corp. 5.75% 7/31/2027[1]	44,145	42,205
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	62,795	65,136
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	10,665	11,006
	EquipmentShare.com, Inc. 8.00% 3/15/2033[1]	1,000	1,008
	FTAI Aviation Investors, LLC 5.50% 5/1/2028[1]	16,925	16,604
	FTAI Aviation Investors, LLC 7.875% 12/1/2030[1]	1,100	1,152
	Garda World Security Corp. 8.375% 11/15/2032[1]	43,865	43,177
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	3,200	3,189
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	10,590	10,634
	Hertz Corp. (The) 4.625% 12/1/2026[1]	11,320	7,906
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[2,3]	15,866	12,406
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[2,3]	3,090	2,416
	Howmet Aerospace, Inc. 5.95% 2/1/2037	3,000	3,143
	Icahn Enterprises, LP 6.25% 5/15/2026	22,626	22,425
	Icahn Enterprises, LP 5.25% 5/15/2027	86,248	82,106
	Icahn Enterprises, LP 9.75% 1/15/2029	28,777	28,641
	Icahn Enterprises, LP 4.375% 2/1/2029	20,865	17,407
	Icahn Enterprises, LP 10.00% 11/15/2029[1]	11,045	10,981
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	24,984	25,107
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	6,789	6,733
	Moog, Inc. 4.25% 12/9/2027[1]	8,465	8,163
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	5,115	4,757
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	20,425	18,880
	OneSky Flight, LLC 8.875% 12/15/2029[1]	8,720	8,821
	Owens Corning 3.50% 2/15/2030	11,831	11,151
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	11,500	11,496
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	7,212	6,887

American High-Income Trust	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	USD8,100	$7,683
	Prime Security Services Borrower, LLC 6.25% 1/15/2028[1]	11,833	11,851
	RB Global Holdings, Inc. 6.75% 3/15/2028[1]	1,304	1,333
	RB Global Holdings, Inc. 7.75% 3/15/2031[1]	9,038	9,470
	Reworld Holding Corp. 4.875% 12/1/2029[1]	21,238	19,775
	Reworld Holding Corp. 5.00% 9/1/2030	28,240	26,220
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	2,005	1,885
	Sensata Technologies BV 4.00% 4/15/2029[1]	3,225	2,967
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	15,230	13,318
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	9,000	8,965
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	11,878	11,404
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	13,826	14,767
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	51,551	56,969
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.791% 1/15/2027[2,3]	14,646	14,682
	Standard Building Solutions, Inc. 6.50% 8/15/2032[1]	10,000	10,009
	Texas Combined Tirz I, LLC 0% 12/7/2062[1,7]	3,200	3,200
	Titan International, Inc. 7.00% 4/30/2028	11,500	11,389
	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	13,400	13,158
	TransDigm, Inc. 5.50% 11/15/2027	16,295	16,122
	TransDigm, Inc. 6.75% 8/15/2028[1]	10,505	10,672
	TransDigm, Inc. 6.375% 3/1/2029[1]	27,000	27,309
	TransDigm, Inc. 6.875% 12/15/2030[1]	7,315	7,482
	TransDigm, Inc. 6.625% 3/1/2032[1]	33,875	34,349
	TransDigm, Inc. 6.00% 1/15/2033[1]	10,000	9,854
	Uber Technologies, Inc. 7.50% 9/15/2027[1]	8,994	9,110
	Uber Technologies, Inc. 6.25% 1/15/2028[1]	17,200	17,333
	Uber Technologies, Inc. 4.50% 8/15/2029[1]	7,050	6,939
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	1,759	1,789
	United Rentals (North America), Inc. 5.25% 1/15/2030	5,484	5,388
	United Rentals (North America), Inc. 3.875% 2/15/2031	14,145	12,847
	United Rentals (North America), Inc. 3.75% 1/15/2032	11,090	9,805
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	6,840	6,853
	Waste Pro USA, Inc. 7.00% 2/1/2033[1]	5,505	5,537
	WESCO Distribution, Inc. 7.25% 6/15/2028[1]	10,900	11,062
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	30,115	30,587
	WESCO Distribution, Inc. 6.375% 3/15/2033[1]	7,820	7,866
	XPO, Inc. 6.25% 6/1/2028[1]	3,516	3,562
	XPO, Inc. 7.125% 6/1/2031[1]	10,832	11,103
	XPO, Inc. 7.125% 2/1/2032[1]	5,665	5,809
			1,468,311

Consumer staples 3.53%
	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	7,215	7,114
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	41,457	38,197
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	8,665	8,289
	Amer Sports Co. 6.75% 2/16/2031[1]	21,005	21,521
	B&G Foods, Inc. 5.25% 9/15/2027	35,516	33,346
	B&G Foods, Inc. 8.00% 9/15/2028[1]	21,880	22,011
	Central Garden & Pet Co. 4.125% 10/15/2030	21,206	19,304
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	32,205	28,856
	Coty, Inc. 5.00% 4/15/2026[1]	4,064	4,055
	Coty, Inc. 4.75% 1/15/2029[1]	32,780	31,761
	Coty, Inc. 6.625% 7/15/2030[1]	11,695	11,987
	Darling Ingredients, Inc. 5.25% 4/15/2027[1]	6,431	6,377
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,475	16,389
	Energizer Holdings, Inc. 4.375% 3/31/2029[1]	4,880	4,549
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	17,530	18,116
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	18,715	19,279
	Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 2/12/2031[2,3]	11,967	11,901
	H.J. Heinz Co. 3.00% 6/1/2026	6,360	6,248
	H.J. Heinz Co. 3.875% 5/15/2027	5,545	5,475
	H.J. Heinz Co. 4.375% 6/1/2046	5	4
	H.J. Heinz Co. 4.875% 10/1/2049	9,975	8,639
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	5,070	4,586
	KeHE Distributors, LLC 9.00% 2/15/2029[1]	10,550	10,865

15	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Lamb Weston Holdings, Inc. 4.875% 5/15/2028[1]	USD1,820	$1,779
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	37,760	35,215
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	13,965	12,770
	Mars, Inc. 4.60% 3/1/2028[1]	3,610	3,625
	Mars, Inc. 5.20% 3/1/2035[1]	223	224
	Mars, Inc. 5.70% 5/1/2055[1]	187	187
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	16,205	16,064
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	7,785	7,290
	Performance Food Group, Inc. 6.125% 9/15/2032[1]	17,620	17,536
	Post Holdings, Inc. 5.50% 12/15/2029[1]	19,249	18,730
	Post Holdings, Inc. 4.625% 4/15/2030[1]	49,715	46,486
	Post Holdings, Inc. 4.50% 9/15/2031[1]	23,500	21,308
	Post Holdings, Inc. 6.25% 2/15/2032[1]	52,863	53,239
	Post Holdings, Inc. 6.375% 3/1/2033[1]	10,000	9,858
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	11,533	11,345
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	14,440	12,962
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	8,145	7,561
	TreeHouse Foods, Inc. 4.00% 9/1/2028	43,640	39,448
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	41,040	40,589
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.075% 5/1/2031[2,3]	76,644	77,762
	US Foods, Inc. 4.625% 6/1/2030[1]	8,325	7,914
	US Foods, Inc. 5.75% 4/15/2033[1]	11,450	11,167
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	42,783	42,011
			833,939

Utilities 2.37%
	Aegea Finance SARL 9.00% 1/20/2031[1]	7,485	7,876
	AmeriGas Partners, LP 5.75% 5/20/2027	5,878	5,657
	Calpine Corp. 4.50% 2/15/2028[1]	4,000	3,881
	Calpine Corp. 5.125% 3/15/2028[1]	8,282	8,156
	Calpine Corp. 3.75% 3/1/2031[1]	9,175	8,376
	Chile Electricity Lux MPC II SARL 5.672% 10/20/2035[1]	2,470	2,472
	CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035)[6]	11,425	11,162
	Comision Federal de Electricidad 5.70% 1/24/2030[1]	11,125	10,895
	DPL, Inc. 4.125% 7/1/2025	10,965	10,915
	Edison International 6.95% 11/15/2029	2,520	2,621
	Edison International 6.25% 3/15/2030	350	355
	Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029)[6]	1,090	1,052
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,11]	18,225	18,329
	Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035)[6]	8,450	8,418
	FirstEnergy Corp. 2.25% 9/1/2030	19,000	16,531
	FirstEnergy Corp., Series C, 4.85% 7/15/2047[6]	4,000	3,424
	FirstEnergy Corp. 3.40% 3/1/2050	5,134	3,490
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	5,075	4,776
	FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	2,000	1,713
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	17,170	17,565
	Lightning Power, LLC 7.25% 8/15/2032[1]	15,450	15,920
	Long Ridge Energy, LLC 8.75% 2/15/2032[1]	68,420	66,175
	Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.825% 2/19/2032[2,3]	16,025	15,464
	MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.325% 3/28/2031[2,3]	6,084	5,994
	NRG Energy, Inc. 3.625% 2/15/2031[1]	2,000	1,773
	Pacific Gas and Electric Co. 3.45% 7/1/2025	6,096	6,072
	Pacific Gas and Electric Co. 3.30% 3/15/2027	3,904	3,794
	Pacific Gas and Electric Co. 5.45% 6/15/2027	5,670	5,729
	Pacific Gas and Electric Co. 4.55% 7/1/2030	4,170	4,038
	Pacific Gas and Electric Co. 3.30% 8/1/2040	5,540	4,078
	Pacific Gas and Electric Co. 4.95% 7/1/2050	4,700	3,928
	Pacific Gas and Electric Co. 3.50% 8/1/2050	44,090	29,339
	PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.319% on 9/15/2030)[6]	1,800	1,828
	PG&E Corp. 5.00% 7/1/2028	59,870	58,293

American High-Income Trust	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	PG&E Corp. 5.25% 7/1/2030	USD77,930	$74,896
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[6]	26,965	26,570
	Saavi Energia SARL 8.875% 2/10/2035[1]	11,702	11,854
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	45,301	48,083
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.818% 5/17/2030[2,3]	5,880	5,880
	Vistra Operations Co., LLC 5.00% 7/31/2027[1]	1,770	1,744
	XPLR Infrastructure Operating Partners, LP 3.875% 10/15/2026[1]	2,373	2,285
	XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031[1]	9,650	9,498
	YPF Energia Electrica SA 7.875% 10/16/2032[1]	7,685	7,523
			558,422
	Total corporate bonds, notes & loans		20,218,736
U.S. Treasury bonds & notes 0.23%
U.S. Treasury 0.23%
	U.S. Treasury 4.25% 11/15/2034[12]	19,875	19,934
	U.S. Treasury 3.625% 5/15/2053	5,000	4,212
	U.S. Treasury 4.125% 8/15/2053[12]	31,500	29,027
	Total U.S. Treasury bonds & notes		53,173
Municipals 0.08%
California 0.01%
	Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (Brightline West Passenger Rail Project), Series 2025-A, AMT, 9.50% 1/1/2065 (put 1/1/2035)[1]	1,840	1,840

Nevada 0.02%
	Dept. of Business and Industry, Rev. Green Bonds (Brightlight West Passenger Rail Project), Series 2025-A, AMT, 9.50% 1/1/2065 (put 1/1/2033)[1]	5,575	5,557

Puerto Rico 0.05%
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	7,871	4,939
	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	8,699	5,415
			10,354
	Total municipals		17,751
Mortgage-backed obligations 0.05%
Collateralized mortgage-backed obligations 0.05%
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,7]	12,722	12,722

Bonds & notes of governments & government agencies outside the U.S. 0.04%
	Egypt (Arab Republic of) 8.625% 2/4/2030[1]	9,450	9,157
	Total bonds, notes & other debt instruments (cost: $20,794,723,000)		20,311,539
Convertible bonds & notes 0.08%
Communication services 0.08%
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[4]	17,084	19,111
	Total convertible bonds & notes (cost: $18,216,000)		19,111

Common stocks 4.29%		Shares
Information technology 1.08%
	Diebold Nixdorf, Inc.[8,13]	5,800,284	253,589

17	American High-Income Trust

Common stocks (continued)		Shares	Value (000)

Health care 0.95%
	Rotech Healthcare, Inc.[7,8,10,13]	1,916,276	$169,150
	Endo, Inc.[13]	2,000,808	48,019
	Endo GUC Trust, Class A1[1,7,13]	3,784,392	1,414
	Endo, Inc., 1L 7.50% Escrow[7,13]	110,659,000	— [9]
	Endo, Inc., 1L 6.875% Escrow[7,13]	10,374,000	— [9]
	Endo, Inc., 1L 6.125% Escrow[7,13]	12,320,000	— [9]
	Mallinckrodt PLC[13]	62,717	5,686
			224,269

Energy 0.86%
	Constellation Oil Services Holding SA (NDR)[13]	166,478,120	80,227
	Ascent Resources, LLC, Class A7,10	905,325	44,424
	Expand Energy Corp.	258,600	28,787
	New Fortress Energy, Inc., Class A13,14	2,594,469	21,560
	Weatherford International	206,113	11,037
	Mesquite Energy, Inc.[7,13]	109,992	6,236
	Altera Infrastructure, LP7	123,978	5,472
	Civitas Resources, Inc.	57,659	2,012
	McDermott International, Ltd.[13]	107,613	1,776
	McDermott International, Ltd.[10,13]	13,965	230
	Exxon Mobil Corp.	16,090	1,914
	Bighorn Permian Resources, LLC[7]	42,744	— [9]
			203,675

Utilities 0.83%
	Talen Energy Corp.[13]	984,665	196,608

Consumer discretionary 0.35%
	Aimbridge Acquisition Co., Inc.[7,8,13]	1,145,929	81,556
	MYT Holding Co., Class B8,13	3,193,103	1,317
	Party City Holdco, Inc.[7,8,13]	2,530,772	— [9]
	Party City Holdco, Inc.[1,7,8,13]	25,266	— [9]
	NMG Parent, LLC	160,737	— [9]
			82,873

Communication services 0.10%
	Intelsat SA	319,194	11,790
	Frontier Communications Parent, Inc.[13]	250,000	8,965
	Clear Channel Outdoor Holdings, Inc.[13]	890,868	989
	DSG TopCo, Inc.[13]	38,232	693
	iHeartMedia, Inc., Class A13	310,596	513
	Cumulus Media, Inc., Class A13	561,836	248
			23,198

Real estate 0.08%
	WeWork, Inc.[7,13]	1,257,820	19,716

Materials 0.04%
	Venator Materials PLC[7,8,13]	68,896	8,484
	Total common stocks (cost: $898,902,000)		1,012,412
Preferred securities 0.33%
Financials 0.16%
	AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares[4,7,10]	36,740	36,989

Consumer discretionary 0.09%
	MYT Holdings, LLC, Series A, 10.00% preferred shares[8,13]	15,503,905	20,930

Industrials 0.08%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,13]	13,566	19,593
	Total preferred securities (cost: $64,096,000)		77,512

American High-Income Trust	18

Rights & warrants 0.00%	Shares	Value (000)
Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026[13]	572	$55
McDermott International, Inc., warrants, expire 7/1/2027[7,13]	845,563	— [9]
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[7,13]	19	— [9]
Total rights & warrants (cost: $1,094,000)		55
Short-term securities 8.10%
Money market investments 8.10%
Capital Group Central Cash Fund 4.33%[8,15]	19,096,877	1,909,688
Total short-term securities (cost: $1,910,033,000)		1,909,688
Total investment securities 98.91% (cost: $23,687,064,000)		23,330,317
Other assets less liabilities 1.09%		257,958
Net assets 100.00%		$23,588,275
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	502	7/3/2025	USD104,000	$525
5 Year U.S. Treasury Note Futures	Long	3,927	7/3/2025	424,729	1,869
30 Year Ultra U.S. Treasury Bond Futures	Long	19	6/30/2025	2,323	24
					$2,418
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD152,750	$(7,906)	$(8,706)	$800
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[16] (000)	Value at 3/31/2025[17] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD231,655	$12,392	$13,725	$(1,333)

19	American High-Income Trust

Investments in affiliates8

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.77%
Consumer discretionary 0.13%
Party City Holdings, Inc. 12.00% PIK 1/11/2029 [1,4,5,7]	$47,228	$1,416	$—	$—	$(43,613)	$5,031	$731
Party City Holdings, Inc. 0% 10/12/2028[7]	— [9]	—	—	—	—	— [9]	—
Party City Holdings, Inc. 0% 10/12/2028[7]	— [9]	—	—	—	—	— [9]	—
Aimbridge Acquisition Co., Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.823% 3/15/2030[2,3,7]	—	12,226	—	—	1,341	13,567	60
Aimbridge Acquisition Co., Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) SOFR + 7.50% PIK and Cash 3/15/2030[2,3,7]	—	16,842	—	—	(4,615)	12,227	10
						30,825
Information technology 0.64%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 [1]	—	144,906	—	—	5,483	150,389	3,165
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 14.25% 8/11/2028[1,3,18]	204,979	571	206,138	5,726	(5,138)	—	5,475
						150,389
Total bonds, notes & other debt instruments						181,214
Common stocks 2.18%
Information technology 1.07%
Diebold Nixdorf, Inc. [13]	259,041	—	—	—	(5,452)	253,589	—
Health care 0.72%
Rotech Healthcare, Inc. [7,10,13]	177,581	—	—	—	(8,431)	169,150	—
Consumer discretionary 0.35%
Aimbridge Acquisition Co., Inc. [7,13]	—	102,518	—	—	(20,962)	81,556	—
MYT Holding Co., Class B13	933	—	1,283	(2,779)	4,446	1,317	—
Party City Holdco, Inc.[1,7,13]	424	—	—	—	(424)	— [9]	—
Party City Holdco, Inc.[7,13]	42,466	—	—	—	(42,466)	— [9]	—
						82,873
Materials 0.04%
Venator Materials PLC [7,13]	35,494	—	—	—	(27,010)	8,484	—
Total common stocks						514,096
Preferred securities 0.09%
Consumer discretionary 0.09%
MYT Holdings, LLC, Series A, 10.00% preferred shares [13]	12,676	—	5,694	1,774	12,174	20,930	—
Short-term securities 8.10%
Money market investments 8.10%
Capital Group Central Cash Fund 4.33% [15]	1,583,278	2,903,123	2,576,348	55	(420)	1,909,688	44,534
Total 11.14%				$4,776	$(135,087)	$2,625,928	$53,975

American High-Income Trust	20

Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,8,13]	9/26/2013	$41,128	$169,150	0.72%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[4,6]	6/23/2023-3/24/2025	60,050	60,159	0.25
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[4,6]	10/22/2024-3/24/2024	16,542	16,751	0.07
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,3]	9/13/2023	73,024	74,608	0.31
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,3]	9/13/2023-3/13/2025	1,956	1,965	0.01
Ascent Resources, LLC, Class A7	4/25/2016-11/15/2016	4,340	44,424	0.19
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares[4,7]	9/27/2024	36,189	36,989	0.16
McDermott International, Ltd.[13]	4/4/2018-12/31/2020	7,967	230	0.00 [19]
Total		$241,196	$404,276	1.71%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,868,616,000, which represented 63.03% of the net assets of the fund.

[2]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $879,836,000, which represented 3.73% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $404,276,000, which represented 1.71% of the net assets of the fund.

[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,642,000, which represented 0.05% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $21,560,000, which represented 0.09% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[15]	Rate represents the seven-day yield at 3/31/2025.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Affiliated issuer during the reporting period but no longer held at 3/31/2025.
[19]	Amount less than 0.01%.

21	American High-Income Trust

Key to abbreviation(s)
AMT = Alternative Minimum Tax
CME = CME Group
CMS = Constant Maturity Swap
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Econ. = Economic
EUR = Euros
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American High-Income Trust	22

Financial statements
Statement of assets and liabilities at March 31, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $20,958,965)	$20,704,389
Affiliated issuers (cost: $2,728,099)	2,625,928	$23,330,317
Cash		13,542
Cash collateral pledged for futures contracts		1,729
Cash collateral pledged for swap contracts		118
Unrealized appreciation on unfunded commitments*		29
Receivables for:
Sales of investments	20,916
Sales of fund’s shares	32,663
Dividends and interest	360,608
Variation margin on futures contracts	8
Variation margin on centrally cleared swap contracts	331
Other	36	414,562
		23,760,297
Liabilities:
Payables for:
Purchases of investments	121,701
Repurchases of fund’s shares	35,781
Dividends on fund’s shares	4,072
Investment advisory services	5,495
Services provided by related parties	4,059
Trustees’ deferred compensation	423
Variation margin on futures contracts	127
Variation margin on centrally cleared swap contracts	305
Other	59	172,022
Commitments and contingencies*
Net assets at March 31, 2025		$23,588,275
Net assets consist of:
Capital paid in on shares of beneficial interest		$26,409,974
Total distributable earnings (accumulated loss)		(2,821,699)
Net assets at March 31, 2025		$23,588,275
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

23	American High-Income Trust

Financial statements (continued)
Statement of assets and liabilities at March 31, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,425,820 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$11,190,615	1,150,844	$9.72
Class C	213,072	21,912	9.72
Class T	9	1	9.72
Class F-1	300,234	30,876	9.72
Class F-2	4,076,404	419,218	9.72
Class F-3	1,950,768	200,617	9.72
Class 529-A	318,673	32,772	9.72
Class 529-C	6,870	706	9.72
Class 529-E	11,214	1,153	9.72
Class 529-T	15	2	9.72
Class 529-F-1	13	1	9.72
Class 529-F-2	44,695	4,596	9.72
Class 529-F-3	13	1	9.72
Class R-1	12,116	1,246	9.72
Class R-2	114,182	11,743	9.72
Class R-2E	16,307	1,677	9.72
Class R-3	151,704	15,601	9.72
Class R-4	137,163	14,106	9.72
Class R-5E	29,509	3,035	9.72
Class R-5	32,232	3,315	9.72
Class R-6	4,982,467	512,398	9.72

Refer to the notes to financial statements.

American High-Income Trust	24

Financial statements (continued)
Statement of operations for the six months ended March 31, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest (net of non-U.S. taxes of $31; also includes $9,371 from affiliates)	$748,073
Dividends (net of non-U.S. taxes of $(338); also includes $44,604 from affiliates)	55,265	$803,338
Fees and expenses*:
Investment advisory services	31,392
Distribution services	17,923
Transfer agent services	9,921
Administrative services	3,413
529 plan services	103
Reports to shareholders	410
Registration statement and prospectus	868
Trustees’ compensation	60
Auditing and legal	152
Custodian	55
Other	210	64,507
Net investment income		738,831
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(156)
Affiliated issuers	4,776
Futures contracts	(15,879)
Swap contracts	1,818
Currency transactions	(94)	(9,535)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(264,707)
Affiliated issuers	(135,087)
Futures contracts	430
Swap contracts	(737)
Currency translations	12	(400,089)
Net realized gain (loss) and unrealized appreciation (depreciation)		(409,624)
Net increase (decrease) in net assets resulting from operations		$329,207
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

25	American High-Income Trust

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended March 31,	Year ended September 30,
	2025**	2024

Operations:
Net investment income	$738,831	$1,288,207
Net realized gain (loss)	(9,535)	(209,943)
Net unrealized appreciation (depreciation)	(400,089)	2,017,134
Net increase (decrease) in net assets resulting from operations	329,207	3,095,398
Distributions paid or accrued to shareholders	(721,498)	(1,302,223)
Net capital share transactions	1,595,595	2,730,596
Total increase (decrease) in net assets	1,203,304	4,523,771
Net assets:
Beginning of period	22,384,971	17,861,200
End of period	$23,588,275	$22,384,971
*
Unaudited.
Refer to the notes to financial statements.

American High-Income Trust	26

Notes to financial statementsunaudited
1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

27	American High-Income Trust

Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

American High-Income Trust	28

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

29	American High-Income Trust

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables presents the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$20,168,413	$50,323	$20,218,736
U.S. Treasury bonds & notes	—	53,173	—	53,173
Municipals	—	17,751	—	17,751
Mortgage-backed obligations	—	—	12,722	12,722
Bonds & notes of governments & government agencies outside the U.S.	—	9,157	—	9,157
Convertible bonds & notes	—	19,111	—	19,111
Common stocks	576,247	99,713	336,452	1,012,412
Preferred securities	—	20,930	56,582	77,512
Rights & warrants	55	—	— [1]	55
Short-term securities	1,909,688	—	—	1,909,688
Total	$2,485,990	$20,388,248	$456,079	$23,330,317

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,418	$—	$—	$2,418
Unrealized appreciation on centrally cleared credit default swaps	—	800	—	800
Liabilities:
Unrealized depreciation on centrally cleared credit default swaps	—	(1,333)	—	(1,333)
Total	$2,418	$(533)	$—	$1,885
1
Amount less than one thousand.
2
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended
March 31, 2025 (dollars in thousands):
	Beginning value at 10/1/2024	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)[4]	Unrealized appreciation (depreciation)[4]	Transfers out of Level 3[3]	Ending value at 3/31/2025
Investment securities	$491,078	$47,229	$ —	$ —	$ (72,389)	$68,528	$ (78,367)	$456,079
Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2025								$12,994
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
4
Net realized gain (loss) and unrealized appreciation (depreciation) is included in the related amounts on investments in the fund’s statement of operations.

American High-Income Trust	30

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$63,045	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$336,452	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			Broker quote	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	3% - 5%	3%	Decrease
		Market comparables	EV/EBITDA multiple	5.9x-10.0x	8.6x	Increase
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Price to book value multiple	0.7x	0.7x	Increase
			Premium to price to book value multiple	30%	30%	Increase
			DLOM	8% - 15%	9%	Decrease
Preferred securities	$56,582	Market comparables	EV/EBITDA multiple	4.4x	4.4x	Increase
			DLOM	15%	15%	Decrease
			Yield	10%	10%	Decrease
			Redemption price	Not applicable	Not applicable	Not applicable
Rights & warrants	$— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$456,079
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviations
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

31	American High-Income Trust

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American High-Income Trust	32

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of March 31, 2025, the fund’s maximum exposure of unfunded bond commitments was $39,452,000, which would represent 0.17% of the net assets of the fund should such commitments become due. Unrealized appreciation of $29,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $1,031,871,000.

33	American High-Income Trust

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $426,124,000.

American High-Income Trust	34

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, March 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,418	Unrealized depreciation*	$—
Swap (centrally cleared)	Credit	Unrealized appreciation*	800	Unrealized depreciation*	1,333
			$3,218		$1,333

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(15,879)	Net unrealized appreciation (depreciation) on futures contracts	$430
Swap	Credit	Net realized gain (loss) on swap contracts	1,818	Net unrealized appreciation (depreciation) on swap contracts	(737)
			$(14,061)		$(307)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended March 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

35	American High-Income Trust

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$15,710
Capital loss carryforward*	(2,321,334)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of March 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$493,540
Gross unrealized depreciation on investments	(1,001,303)
Net unrealized appreciation (depreciation) on investments	(507,763)
Cost of investments	23,834,946
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended March 31,	Year ended September 30,
Share class	2025	2024
Class A	$345,351	$677,131
Class C	5,877	11,924
Class T	— †	1
Class F-1	9,151	17,384
Class F-2	117,769	164,007
Class F-3	60,375	92,480
Class 529-A	9,867	19,887
Class 529-C	196	472
Class 529-E	345	721
Class 529-T	— †	1
Class 529-F-1	— †	1
Class 529-F-2	1,386	2,578
Class 529-F-3	— †	1
Class R-1	337	677
Class R-2	3,163	6,574
Class R-2E	475	767
Class R-3	4,506	9,087
Class R-4	3,917	7,668
Class R-5E	925	1,599
Class R-5	1,029	2,075
Class R-6	156,829	287,188
Total	$721,498	$1,302,223
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.157% on the first $15 billion of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. For the six months ended March 31, 2025, the investment advisory services fees were $31,392,000, which were equivalent to an annualized rate of 0.276% of average daily net assets.

American High-Income Trust	36

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

37	American High-Income Trust

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2025, the 529 plan services fees were $103,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the six months ended March 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$14,973	$6,997	$1,673	Not applicable
Class C	1,073	134	32	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	369	228	44	Not applicable
Class F-2	Not applicable	1,886	545	Not applicable
Class F-3	Not applicable	11	275	Not applicable
Class 529-A	366	190	48	$86
Class 529-C	35	4	1	2
Class 529-E	28	3	2	3
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	12	6	12
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	61	6	2	Not applicable
Class R-2	432	197	17	Not applicable
Class R-2E	49	17	3	Not applicable
Class R-3	380	114	23	Not applicable
Class R-4	157	62	19	Not applicable
Class R-5E	Not applicable	22	4	Not applicable
Class R-5	Not applicable	9	5	Not applicable
Class R-6	Not applicable	29	714	Not applicable

Total class-specific expenses	$17,923	$9,921	$3,413	$103
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $60,000 in the fund’s statement of operations reflects $40,000 in current fees (either paid in cash or deferred) and a net increase of $20,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2025.

American High-Income Trust	38

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2025.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2025
Class A	$730,354	74,340	$333,598	34,023	$(854,139)	(86,970)	$209,813	21,393
Class C	28,239	2,874	5,691	580	(34,340)	(3,496)	(410)	(42)
Class T	—	—	—	—	—	—	—	—
Class F-1	101,931	10,367	8,598	877	(95,634)	(9,733)	14,895	1,511
Class F-2	995,323	101,352	113,050	11,530	(393,918)	(40,120)	714,455	72,762
Class F-3	521,829	53,110	59,049	6,023	(304,111)	(31,000)	276,767	28,133
Class 529-A	22,866	2,328	9,831	1,002	(32,162)	(3,275)	535	55
Class 529-C	1,113	113	195	20	(2,048)	(209)	(740)	(76)
Class 529-E	955	97	341	35	(2,035)	(207)	(739)	(75)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	6,546	666	1,381	141	(3,965)	(404)	3,962	403
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	940	96	336	34	(1,628)	(166)	(352)	(36)
Class R-2	11,818	1,203	3,137	320	(16,040)	(1,633)	(1,085)	(110)
Class R-2E	2,765	282	474	48	(3,103)	(316)	136	14
Class R-3	18,556	1,891	4,471	456	(23,172)	(2,359)	(145)	(12)
Class R-4	33,571	3,424	3,857	394	(21,764)	(2,216)	15,664	1,602
Class R-5E	4,774	486	919	93	(3,623)	(369)	2,070	210
Class R-5	6,078	618	1,024	105	(4,963)	(505)	2,139	218
Class R-6	487,313	49,635	156,752	15,987	(285,435)	(29,064)	358,630	36,558
Total net increase (decrease)	$2,974,971	302,882	$702,704	71,668	$(2,082,080)	(212,042)	$1,595,595	162,508
Refer to the end of the tables for footnotes.

39	American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2024
Class A	$1,265,011	133,402	$653,697	68,809	$(1,537,468)	(162,688)	$381,240	39,523
Class C	48,313	5,081	11,533	1,215	(65,402)	(6,922)	(5,556)	(626)
Class T	—	—	—	—	—	—	—	—
Class F-1	217,955	23,039	16,633	1,752	(232,035)	(24,573)	2,553	218
Class F-2	1,784,496	186,714	155,520	16,324	(766,723)	(81,349)	1,173,293	121,689
Class F-3	781,814	82,622	90,293	9,478	(315,809)	(33,429)	556,298	58,671
Class 529-A	46,614	4,910	19,816	2,086	(63,865)	(6,736)	2,565	260
Class 529-C	2,554	269	470	50	(4,713)	(497)	(1,689)	(178)
Class 529-E	1,484	157	719	76	(1,986)	(210)	217	23
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	9,595	1,017	2,566	270	(8,361)	(882)	3,800	405
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	1,961	207	674	71	(2,279)	(242)	356	36
Class R-2	21,855	2,318	6,532	687	(27,569)	(2,906)	818	99
Class R-2E	10,411	1,094	765	80	(3,412)	(357)	7,764	817
Class R-3	41,283	4,378	9,012	948	(41,576)	(4,384)	8,719	942
Class R-4	29,090	3,070	7,638	804	(35,484)	(3,745)	1,244	129
Class R-5E	7,495	789	1,592	168	(4,108)	(435)	4,979	522
Class R-5	8,413	898	2,067	218	(11,606)	(1,232)	(1,126)	(116)
Class R-6	735,445	77,441	287,030	30,189	(427,357)	(45,284)	595,118	62,346
Total net increase (decrease)	$5,013,789	527,406	$1,266,560	133,226	$(3,549,753)	(375,871)	$2,730,596	284,761
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,152,031,000 and $3,801,733,000, respectively, during the six months ended March 31, 2025.

American High-Income Trust	40

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
3/31/2025[5,6]	$9.89	$.31	$(.18 )	$.13	$(.30 )	$9.72	1.36%[7]	$11,191	.72%[8]	.72%[8]	6.34%[8]
9/30/2024	9.03	.61	.86	1.47	(.61 )	9.89	16.81	11,171.72		.72	6.41
9/30/2023	8.86	.59	.17	.76	(.59 )	9.03	8.75	9,839.73		.72	6.48
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47 )	8.86	(11.86)	9,738.68		.68	4.86
9/30/2021	9.63	.47	.95	1.42	(.50 )	10.55	15.05	11,600.69		.69	4.61
9/30/2020	9.96	.58	(.33 )	.25	(.58 )	9.63	2.71	10,008.73		.73	6.11
Class C:
3/31/2025[5,6]	9.89	.28	(.18 )	.10	(.27 )	9.72	1.00 [7]	213	1.44 [8]	1.44 [8]	5.62 [8]
9/30/2024	9.03	.54	.86	1.40	(.54 )	9.89	15.97	217	1.46	1.45	5.67
9/30/2023	8.86	.53	.17	.70	(.53 )	9.03	7.95	204	1.47	1.46	5.73
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40 )	8.86	(12.52)	231	1.43	1.43	4.09
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.22	326	1.43	1.43	3.89
9/30/2020	9.96	.52	(.34 )	.18	(.51 )	9.63	1.96	330	1.47	1.47	5.41
Class T:
3/31/2025[5,6]	9.89	.33	(.18 )	.15	(.32 )	9.72	1.49 [7,9]	— [10]	.43 [8,9]	.43 [8,9]	6.61 [8,9]
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.12 [9]	— [10]	.45 [9]	.45 [9]	6.67 [9]
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.03 [9]	— [10]	.46 [9]	.45 [9]	6.74 [9]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.63)[9]	— [10]	.42 [9]	.42 [9]	5.12 [9]
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.36 [9]	— [10]	.43 [9]	.43 [9]	4.87 [9]
9/30/2020	9.96	.61	(.34 )	.27	(.60 )	9.63	2.97 [9]	— [10]	.47 [9]	.47 [9]	6.37 [9]
Class F-1:
3/31/2025[5,6]	9.89	.31	(.18 )	.13	(.30 )	9.72	1.36 [7]	300	.72 [8]	.72 [8]	6.34 [8]
9/30/2024	9.03	.61	.86	1.47	(.61 )	9.89	16.80	290.74		.73	6.39
9/30/2023	8.86	.59	.17	.76	(.59 )	9.03	8.73	263.74		.73	6.47
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47 )	8.86	(11.88)	265.70		.70	4.79
9/30/2021	9.63	.47	.95	1.42	(.50 )	10.55	15.05	415.70		.70	4.62
9/30/2020	9.96	.59	(.34 )	.25	(.58 )	9.63	2.71	401.73		.73	6.11
Class F-2:
3/31/2025[5,6]	9.89	.33	(.18 )	.15	(.32 )	9.72	1.51 [7]	4,076	.43 [8]	.43 [8]	6.64 [8]
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.15	3,427.43		.43	6.70
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.06	2,029.44		.43	6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.62)	1,674.40		.40	5.14
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.39	1,888.40		.40	4.89
9/30/2020	9.96	.61	(.33 )	.28	(.61 )	9.63	3.00	1,368.44		.44	6.38
Class F-3:
3/31/2025[5,6]	9.89	.33	(.18 )	.15	(.32 )	9.72	1.56 [7]	1,951	.32 [8]	.32 [8]	6.74 [8]
9/30/2024	9.03	.65	.86	1.51	(.65 )	9.89	17.27	1,706.33		.32	6.79
9/30/2023	8.86	.63	.17	.80	(.63 )	9.03	9.18	1,027.33		.32	6.88
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51 )	8.86	(11.52)	890.30		.30	5.23
9/30/2021	9.63	.51	.95	1.46	(.54 )	10.55	15.50	1,206.30		.30	4.96
9/30/2020	9.96	.63	(.34 )	.29	(.62 )	9.63	3.11	595.34		.34	6.48
Class 529-A:
3/31/2025[5,6]	9.89	.31	(.18 )	.13	(.30 )	9.72	1.36 [7]	319	.72 [8]	.72 [8]	6.34 [8]
9/30/2024	9.03	.61	.86	1.47	(.61 )	9.89	16.79	324.74		.74	6.39
9/30/2023	8.86	.59	.17	.76	(.59 )	9.03	8.71	293.76		.75	6.45
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47 )	8.86	(11.88)	293.71		.71	4.83
9/30/2021	9.63	.47	.95	1.42	(.50 )	10.55	15.03	358.71		.71	4.59
9/30/2020	9.96	.58	(.33 )	.25	(.58 )	9.63	2.68	322.76		.76	6.08
Refer to the end of the table for footnotes.

41	American High-Income Trust

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2025[5,6]	$9.89	$.28	$(.18 )	$.10	$(.27 )	$9.72	.98%[7]	$7	1.48%[8]	1.48%[8]	5.58%[8]
9/30/2024	9.03	.54	.86	1.40	(.54 )	9.89	15.91	8	1.50	1.50	5.62
9/30/2023	8.86	.52	.17	.69	(.52 )	9.03	7.89	9	1.53	1.52	5.66
9/30/2022	10.55	.40	(1.70)	(1.30)	(.39 )	8.86	(12.56)	11	1.48	1.48	4.03
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.19	16	1.45	1.45	3.87
9/30/2020	9.96	.50	(.33 )	.17	(.50 )	9.63	1.92	18	1.50	1.50	5.41
Class 529-E:
3/31/2025[5,6]	9.89	.30	(.18 )	.12	(.29 )	9.72	1.26 [7]	11	.92 [8]	.92 [8]	6.14 [8]
9/30/2024	9.03	.59	.86	1.45	(.59 )	9.89	16.57	12.93		.93	6.20
9/30/2023	8.86	.57	.17	.74	(.57 )	9.03	8.51	11.95		.94	6.26
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45 )	8.86	(12.06)	11.90		.90	4.64
9/30/2021	9.63	.45	.95	1.40	(.48 )	10.55	14.81	14.90		.90	4.41
9/30/2020	9.96	.57	(.34 )	.23	(.56 )	9.63	2.50	14.94		.94	5.91
Class 529-T:
3/31/2025[5,6]	9.89	.32	(.18 )	.14	(.31 )	9.72	1.47 [7,9]	— [10]	.49 [8,9]	.49 [8,9]	6.57 [8,9]
9/30/2024	9.03	.63	.86	1.49	(.63 )	9.89	17.06 [9]	— [10]	.51 [9]	.50 [9]	6.62 [9]
9/30/2023	8.86	.61	.17	.78	(.61 )	9.03	8.96 [9]	— [10]	.52 [9]	.51 [9]	6.69 [9]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49 )	8.86	(11.68)[9]	— [10]	.48 [9]	.48 [9]	5.07 [9]
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.30 [9]	— [10]	.48 [9]	.48 [9]	4.82 [9]
9/30/2020	9.96	.60	(.33 )	.27	(.60 )	9.63	2.92 [9]	— [10]	.52 [9]	.52 [9]	6.30 [9]
Class 529-F-1:
3/31/2025[5,6]	9.89	.32	(.18 )	.14	(.31 )	9.72	1.45 [7,9]	— [10]	.54 [8,9]	.54 [8,9]	6.52 [8,9]
9/30/2024	9.03	.63	.86	1.49	(.63 )	9.89	17.00 [9]	— [10]	.55 [9]	.55 [9]	6.57 [9]
9/30/2023	8.86	.61	.17	.78	(.61 )	9.03	8.92 [9]	— [10]	.56 [9]	.55 [9]	6.65 [9]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49 )	8.86	(11.72)[9]	— [10]	.52 [9]	.52 [9]	5.03 [9]
9/30/2021	9.63	.49	.95	1.44	(.52 )	10.55	15.27 [9]	— [10]	.49 [9]	.49 [9]	5.26 [9]
9/30/2020	9.96	.60	(.33 )	.27	(.60 )	9.63	2.92	31.53		.53	6.31
Class 529-F-2:
3/31/2025[5,6]	9.89	.33	(.18 )	.15	(.32 )	9.72	1.51 [7]	45	.43 [8]	.43 [8]	6.63 [8]
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.14	41.44		.44	6.69
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.07	34.43		.42	6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.62)	32.41		.41	5.13
9/30/2021[5,11]	9.62	.46	.95	1.41	(.48 )	10.55	14.92 [7]	38	.44 [8]	.44 [8]	4.82 [8]
Class 529-F-3:
3/31/2025[5,6]	9.89	.33	(.18 )	.15	(.32 )	9.72	1.53 [7]	— [10]	.38 [8]	.38 [8]	6.68 [8]
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.19	— [10]	.39	.39	6.73
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.10	— [10]	.40	.39	6.81
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.59)	— [10]	.37	.37	5.18
9/30/2021[5,11]	9.62	.46	.96	1.42	(.49 )	10.55	14.99 [7]	— [10]	.43 [8]	.37 [8]	4.90 [8]
Class R-1:
3/31/2025[5,6]	9.89	.28	(.18 )	.10	(.27 )	9.72	1.01 [7]	12	1.42 [8]	1.42 [8]	5.64 [8]
9/30/2024	9.03	.55	.86	1.41	(.55 )	9.89	16.00	13	1.42	1.42	5.71
9/30/2023	8.86	.53	.17	.70	(.53 )	9.03	7.99	11	1.43	1.42	5.77
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40 )	8.86	(12.50)	12	1.41	1.41	4.14
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.22	14	1.43	1.43	3.88
9/30/2020	9.96	.51	(.33 )	.18	(.51 )	9.63	1.94	12	1.49	1.49	5.37
Refer to the end of the table for footnotes.

American High-Income Trust	42

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2025[5,6]	$9.89	$.28	$(.18 )	$.10	$(.27 )	$9.72	1.01%[7]	$114	1.41%[8]	1.41%[8]	5.65%[8]
9/30/2024	9.03	.55	.86	1.41	(.55 )	9.89	16.02	117	1.41	1.41	5.72
9/30/2023	8.86	.53	.17	.70	(.53 )	9.03	7.99	106	1.43	1.42	5.78
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40 )	8.86	(12.49)	106	1.40	1.40	4.13
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.25	135	1.40	1.40	3.91
9/30/2020	9.96	.52	(.34 )	.18	(.51 )	9.63	1.96	122	1.46	1.46	5.39
Class R-2E:
3/31/2025[5,6]	9.89	.29	(.18 )	.11	(.28 )	9.72	1.15 [7]	16	1.13 [8]	1.13 [8]	5.94 [8]
9/30/2024	9.03	.58	.86	1.44	(.58 )	9.89	16.35	16	1.12	1.12	6.04
9/30/2023	8.86	.56	.17	.73	(.56 )	9.03	8.31	8	1.14	1.12	6.11
9/30/2022	10.55	.44	(1.70)	(1.26)	(.43 )	8.86	(12.24)	6	1.11	1.11	4.42
9/30/2021	9.63	.43	.95	1.38	(.46 )	10.55	14.57	8	1.12	1.12	4.20
9/30/2020	9.96	.54	(.33 )	.21	(.54 )	9.63	2.26	8	1.17	1.17	5.68
Class R-3:
3/31/2025[5,6]	9.89	.30	(.18 )	.12	(.29 )	9.72	1.23 [7]	152	.97 [8]	.97 [8]	6.09 [8]
9/30/2024	9.03	.59	.86	1.45	(.59 )	9.89	16.52	154.98		.97	6.16
9/30/2023	8.86	.57	.17	.74	(.57 )	9.03	8.47	132.98		.97	6.23
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45 )	8.86	(12.10)	131.95		.95	4.58
9/30/2021	9.63	.45	.95	1.40	(.48 )	10.55	14.76	167.96		.96	4.35
9/30/2020	9.96	.55	(.33 )	.22	(.55 )	9.63	2.43	142	1.00	1.00	5.85
Class R-4:
3/31/2025[5,6]	9.89	.32	(.18 )	.14	(.31 )	9.72	1.39 [7]	137	.67 [8]	.67 [8]	6.41 [8]
9/30/2024	9.03	.62	.86	1.48	(.62 )	9.89	16.87	124.68		.67	6.46
9/30/2023	8.86	.60	.17	.77	(.60 )	9.03	8.80	112.68		.67	6.54
9/30/2022	10.55	.49	(1.70)	(1.21)	(.48 )	8.86	(11.83)	107.65		.65	4.89
9/30/2021	9.63	.48	.95	1.43	(.51 )	10.55	15.10	135.65		.65	4.66
9/30/2020	9.96	.58	(.33 )	.25	(.58 )	9.63	2.75	120.69		.69	6.16
Class R-5E:
3/31/2025[5,6]	9.89	.33	(.18 )	.15	(.32 )	9.72	1.48 [7]	30	.48 [8]	.48 [8]	6.59 [8]
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.10	28.48		.47	6.65
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.01	21.48		.47	6.74
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.66)	17.45		.45	5.15
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.33	15.45		.45	4.85
9/30/2020	9.96	.60	(.33 )	.27	(.60 )	9.63	2.95	11.49		.49	6.32
Class R-5:
3/31/2025[5,6]	9.89	.33	(.18 )	.15	(.32 )	9.72	1.53 [7]	32	.38 [8]	.38 [8]	6.69 [8]
9/30/2024	9.03	.65	.86	1.51	(.65 )	9.89	17.21	31.38		.38	6.75
9/30/2023	8.86	.63	.17	.80	(.63 )	9.03	9.11	29.39		.38	6.82
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.58)	28.36		.36	4.97
9/30/2021	9.63	.51	.95	1.46	(.54 )	10.55	15.44	84.35		.35	4.95
9/30/2020	9.96	.62	(.34 )	.28	(.61 )	9.63	3.06	74.39		.39	6.46
Class R-6:
3/31/2025[5,6]	9.89	.33	(.18 )	.15	(.32 )	9.72	1.56 [7]	4,982	.32 [8]	.32 [8]	6.74 [8]
9/30/2024	9.03	.65	.86	1.51	(.65 )	9.89	17.27	4,706.33		.32	6.80
9/30/2023	8.86	.63	.17	.80	(.63 )	9.03	9.17	3,733.33		.32	6.94
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51 )	8.86	(11.52)	2,659.30		.30	5.25
9/30/2021	9.63	.51	.95	1.46	(.54 )	10.55	15.50	3,581.30		.30	5.01
9/30/2020	9.96	.63	(.34 )	.29	(.62 )	9.63	3.11	3,169.33		.33	6.46
Refer to the end of the table for footnotes.

43	American High-Income Trust

Financial highlights (continued)

	Six months ended March 31, 2025[5,6,7]	Year ended September 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	19%	39%	39%	40%	66%	75%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and during one of the years shown reimbursed a portion of transfer agent services fees for certain share classes.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American High-Income Trust	44

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

45	American High-Income Trust

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American High-Income Trust	46

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

47	American High-Income Trust

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American High-Income Trust

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: May 30, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: May 30, 2025